LEASE - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
LEASE
Lease receivables	¥ 2,595		¥ 2,637		$ 376
Lease receivables pledged as collaterals for bank and other borrowings	340		10,056		49
Derecognition of underlying assets	47,409	$ 6,874	58,058
Non-cancelable direct financing leases	0		7,495
Failed sale-leaseback transactions as seller-lessee
Sale leaseback liability current	¥ 203,366				$ 29,485
Effective interest rate	4.50%				4.50%
Interest expenses	¥ 47,049	6,821	39,876	¥ 44,880
Sale leaseback liability non current	346,533				$ 50,243
Short term lease cost	326	47
Prepaid land lease amortization expenses	407,486	59,080	416,896
Right-of-use asset amortization expenses	9,627	1,396	9,621	¥ 9,513
Secured debt, other	395,973		¥ 405,117		$ 57,411
Cost of revenue
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	17,391	2,521
General and administrative expense
Failed sale-leaseback transactions as seller-lessee
Short term lease cost	¥ 20,522	$ 2,976
Minimum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	2.08%				2.08%
Maximum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	11.68%				11.68%